LEASES - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Sublease rental income	$ 0	$ 0	$ 0	$ 0
Finance lease, right-of-use assets			0	0
Finance lease, liabilities			$ 0	$ 0
Minimum
Operating leases terms	1 year		1 year
Maximum
Operating leases terms	3 years		3 years